INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss before provision for income taxes	$ (18,542,654)	$ (13,055,320)
Domestic [Member]
Loss before provision for income taxes	(2,832,980)	(7,093,161)
Foreign [Member]
Loss before provision for income taxes	$ (15,709,674)	$ (5,962,159)